Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Estimated Useful Life of Property, Plant and Equipment	The depreciation of other assets that do not qualify as “Major equipment” is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives, as follows:

Years
Buildings and facilities	Between 3 and 50
Machinery and equipment	Between 2 and 10
Vehicles	Between 2 and 10
Furniture and fixtures	Between 2 and 10
Other equipment	Between 2 and 10

Summary of Reclassified Discontinued Operations

	As of December 31,			As of December 31,
	2019	Reclassified (a)	Adexus (b)	2019
	Audited			As restated
ASSETS
Current assets
Cash and cash equivalents	948,978	—	1,723	950,701
Trade accounts receivables, net	821,737	—	92,467	914,204
Work in progress, net	49,457	—	—	49,457
Accounts receivable from related parties	36,658	—	—	36,658
Other accounts receivable	444,500	—	9,974	454,474
Inventories, net	552,573	—	2,828	555,401
Prepaid expenses	11,348	—	5,130	16,478

	2,865,251	—	112,122	2,977,373
Non-current assets as held for sale	205,418	—	(203,020)	2,398

Total current assets	3,070,669	—	(90,898)	2,979,771

Non-current assets
Trade accounts receivable, net	753,202	—	26,407	779,609
Work in progress, net	23,117	—	—	23,117
Accounts receivable from related parties	546,941	27,782	—	574,723
Prepaid expenses	27,934	—	—	27,934
Other accounts receivable	300,323	(27,782)	891	273,432
Investments in associates and joint ventures	37,035	—	—	37,035
Investment property	28,326	—	—	28,326
Property, plant and equipment, net	443,870	—	20,120	463,990
Intangible assets, net	853,315	—	912	854,227
Right-of-use assets, net	78,813	—	11,768	90,581
Deferred income tax asset	240,919	—	30,800	271,719

Total non-current assets	3,333,795	—	90,898	3,424,693

Total assets	6,404,464	—	—	6,404,464

	As of December 31,			As of December 31,
	2019	Reclassified (a)	Adexus (b)	2019
	Audited			As restated
LIABILITIES AND EQUITY
Current liabilities
Borrowings	454,260	—	27,269	481,529
Bonds	44,737	—	—	44,737
Trade accounts payable	1,136,121	—	22,954	1,159,075
Accounts payable to related parties	38,916	—	—	38,916
Current income tax	47,999	—	3,170	51,169
Other accounts payable	635,305	—	34,369	669,674
Provisions	113,483	—	—	113,483

Total current liabilities	2,470,821	—	87,762	2,558,583

Non-current liabilities as held for sale	210,025	—	(210,025)	—

Total current liabilities	2,680,846	—	(122,263)	2,558,583

Non-current liabilities
Borrowings	344,806	—	64,260	409,066
Bonds	879,305	—	—	879,305
Trade accounts payable	—	—	34,814	34,814
Other accounts payable	273,101	—	23,189	296,290
Accounts payable to related parties	22,583	—	—	22,583
Provisions	214,952	—	—	214,952
Derivative financial instruments	52	—	—	52
Deferred income tax liability	112,734	—	—	112,734

Total non-current liabilities	1,847,533	—	122,263	1,969,796

Total liabilities	4,528,379	—	—	4,528,379

Equity
Capital	871,918	—	—	871,918
Legal reserve	132,011	—	—	132,011
Voluntary reserve	29,974	—	—	29,974
Share Premium	1,132,179	—	—	1,132,179
Other reserves	(177,506)	—	—	(177,506)
Retained earnings	(510,766)	—	—	(510,766)

Equity attributable to controlling interest in the Company	1,477,810	—	—	1,477,810
Non-controlling interest	398,275	—	—	398,275

Total equity	1,876,085	—	—	1,876,085

Total liabilities and equity	6,404,464	—	—	6,404,464

As a result of this process, the amounts in the consolidated statement of income are reclassified as follows:

	For the year ended December 31, 2018
	Reported	Adexus	As restated
Revenues from construction activities	1,961,100	—	1,961,100
Revenues from services provided	1,003,623	85,692	1,089,315
Revenue from real estate and sale of goods	934,739	217,244	1,151,983

	3,899,462	302,936	4,202,398

Cost of construction activities	(1,921,112)	—	(1,921,112)
Cost of services provided	(741,172)	(165,781)	(906,953)
Cost of real estate and sale of goods	(562,689)	(97,674)	(660,363)

	(3,224,973)	(263,455)	(3,488,428)

Gross profit	674,489	39,481	713,970
Administrative expenses	(278,433)	(32,730)	(311,163)
Other income and expenses	(61,335)	(4,519)	(65,854)
Loss from the sale of investments	(7)	—	(7)

Operating profit	334,714	2,232	336,946
Financial expenses	(247,982)	(12,786)	(260,768)
Financial income	50,925	611	51,536
	(3,709)	—	(3,709)

Profit (loss) before income tax	133,948	(9,943)	124,005
Income tax expense	(113,318)	2,325	(110,993)

Profis (loss) from continuing operations	20,630	(7,618)	13,012

Profit from discontinued operations	36,785	7,618	44,403

Profit for the period	57,415	—	57,415

Profit (loss) attributable to:
Owners of the Company	11,336	(94,524)	(83,188)
Non-controlling interest	46,079	94,524	140,603

	57,415	—	57,415

	For the year ended December 31, 2019
	Reported	Adexus	As restated
Revenues from construction activities	2,411,880	—	2,411,880
Revenues from services provided	1,089,465	164,594	1,254,059
Revenue from real estate and sale of goods	583,659	88,263	671,922

	4,085,004	252,857	4,337,861

Cost of construction activities	(2,351,563)	—	(2,351,563)
Cost of services provided	(866,326)	(168,925)	(1,035,251)
Cost of real estate and sale of goods	(425,352)	(75,258)	(500,610)

	(3,643,241)	(244,183)	(3,887,424)

Gross profit	441,763	8,674	450,437
Administrative expenses	(213,908)	(34,744)	(248,652)
Other income and expenses	(326,754)	(12,740)	(339,494)

Operating loss	(98,899)	(38,810)	(137,709)
Financial expenses	(231,709)	(21,425)	(253,134)
Financial income	74,656	(310)	74,346
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(218,774)	—	(218,774)

Loss before income tax	(474,726)	(60,545)	(535,271)
Income tax expense	(319,957)	16,586	(303,371)

Loss from continuing operations	(794,683)	(43,959)	(838,642)

(Loss) profit from discontinued operations	(43,959)	43,959	—

Loss for the year	(838,642)	—	(838,642)

(Loss) profit attributable to:
Owners of the Company	(884,721)	—	(884,721)
Non-controlling interest	46,079	—	46,079

	(838,642)	—	(838,642)